State Street SPDR Dow Jones REIT ETF Investment Objectives and Goals - State Street SPDR Dow Jones REIT ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® SPDR® Dow Jones® REIT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.